T. ROWE PRICE Retirement 2030 Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 26.5%
T. Rowe Price Funds:
New Income Fund  1,623,126 70,357 68,431 201,561,635 1,594,353
U.S. Treasury Long-Term Index
Fund  618,609 14,931 31,903 75,092,169 575,957
International Bond Fund (USD
Hedged)  578,283 9,546 27,657 69,549,556 564,742
Limited Duration Inflation
Focused Bond Fund  459,484 646 19,936 94,419,007 441,881
Dynamic Global Bond Fund  389,479 43,865 19,602 50,955,877 398,475
High Yield Fund  293,141 36,631 20,099 55,583,243 317,936
Emerging Markets Bond Fund  302,988 10,407 18,326 35,506,782 305,358
Floating Rate Fund  141,401 3,211 20,003 13,930,426 128,439
Total Bond Mutual Funds (Cost $5,138,114) 4,327,141
EQUITY MUTUAL FUNDS 70.6%
T. Rowe Price Funds:
Value Fund  1,812,166 158 75,972 45,621,763 1,856,806
Growth Stock Fund (2) 1,994,604 158 290,953 21,291,738 1,812,353
Equity Index 500 Fund  1,139,500 8,176 35,628 9,570,736 1,137,290
Overseas Stock Fund  947,981 84 60,326 74,257,464 900,743
U.S. Large-Cap Core Fund  632,405 161,156 14,106 24,947,189 837,976
International Value Equity Fund  807,400 72 57,984 50,680,980 793,157
International Stock Fund  809,089 70 63,060 41,540,560 758,115
Real Assets Fund  512,923 140,137 15,319 48,797,287 671,939
Mid-Cap Growth Fund  453,941 40 18,477 4,591,091 466,363
Mid-Cap Value Fund  402,322 36 14,715 13,606,435 428,331
Emerging Markets Discovery
Stock Fund  359,069 32 32,908 26,842,064 351,363
Small-Cap Stock Fund  296,812 28 12,375 5,400,484 304,317
Emerging Markets Stock Fund  302,651 26 25,932 7,972,280 276,718
Small-Cap Value Fund  246,685 22 10,275 5,082,054 256,949
U.S. Equity Research Fund  428,179 27 219,800 5,464,849 240,617
Hedged Equity Fund  – 217,921 220 21,501,300 219,098
New Horizons Fund (2) 191,898 172 6,240 3,653,720 201,758
Total Equity Mutual Funds (Cost $7,644,886) 11,513,893
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,575 323,249 323,628 21,304 2,137
Total Other Mutual Funds (Cost $2,120) 2,137
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 2.9%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 418,572 531,195 482,130 467,636,897 467,637

T. ROWE PRICE Retirement 2030 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.354%,
11/9/23 (4) 20,000,000 19,797
Total Short-Term Investments (Cost $487,435) 487,434
Total Investments in Securities 100.1%
(Cost $13,272,555) $ 16,330,605
Other Assets Less Liabilities (0.1)% (8,880)
Net Assets 100.0% $ 16,321,725
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2030 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 449 MSCI EAFE Index contracts 9/23 (47,354) $ 827
Short, 276 Russell 2000 E-Mini Index contracts 9/23 (26,242) (100)
Short, 634 S&P 500 E-Mini Index contracts 9/23 (143,157) (3,235)
Net payments (receipts) of variation margin to date 3,008
Variation margin receivable (payable) on open futures contracts $ 500

T. ROWE PRICE Retirement 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (2,978) $ (15,267) $ 5,198
Emerging Markets Bond Fund  (4,513) 10,289 4,978
Emerging Markets Discovery Stock Fund  (5,453) 25,170 —
Emerging Markets Stock Fund  4,589 (27) —
Equity Index 500 Fund  63,215 25,242 4,708
Floating Rate Fund  (915) 3,830 3,082
Growth Stock Fund  64,898 108,544 —
Hedged Equity Fund  1 1,397 —
High Yield Fund  (2,333) 8,263 5,840
International Bond Fund (USD Hedged)  (4,550) 4,570 5,271
International Stock Fund  13,981 12,016 —
International Value Equity Fund  9,420 43,669 —
Limited Duration Inflation Focused Bond Fund  (1,745) 1,687 —
Mid-Cap Growth Fund  4,594 30,859 —
Mid-Cap Value Fund  1,637 40,688 —
New Horizons Fund  1,560 15,928 —
New Income Fund  (9,938) (30,699) 17,805
Overseas Stock Fund  19,399 13,004 —
Real Assets Fund  (291) 34,198 —
Small-Cap Stock Fund  4,648 19,852 —
Small-Cap Value Fund  2,468 20,517 —
Transition Fund  (3,128) (59) 249
U.S. Equity Research Fund  1,461 32,211 —
U.S. Large-Cap Core Fund  (175) 58,521 —
U.S. Treasury Long-Term Index Fund  (9,907) (25,680) 5,461
Value Fund  7,204 120,454 —
U.S. Treasury Money Fund, 5.40% — — 5,899
Totals $ 153,149# $ 559,177 $ 58,491+

T. ROWE PRICE Retirement 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $58,491 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2030 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On June 26, 2023, the Board approved the reorganization of the T. Rowe Price Retirement I 2030 Fund (Acquired fund) into the fund. The reorganization is anticipated to close on or about February 16, 2024, and pursuant to which, the fund will acquire substantially all of the assets and liabilities of the Acquired fund in exchange for I Class shares of the fund. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2030 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2030 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 4,327,141 $ — $ — $ 4,327,141
Equity Mutual Funds 11,513,893 — — 11,513,893
Other Mutual Funds 2,137 — — 2,137
Short-Term Investments 467,637 19,797 — 487,434
Total Securities 16,310,808 19,797 — 16,330,605
Futures Contracts* 827 — — 827
Total $ 16,311,635 $ 19,797 $ — $ 16,331,432
Liabilities
Futures Contracts* $ 3,335 $ — $ — $ 3,335
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2030 Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F142-054Q1 08/23